Securities at fair value through profit or loss (FVPL) - Schedule of Cost and Fair Value per Maturity of Financial Assets at Fair Value Through Profit or Loss (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Gross book value
Disclosure of financial assets [line items]
Current	R$ 150,736	R$ 135,385
Non-current	480,294	436,768
Total	631,030	572,153
Gross book value | Non-stated maturity
Disclosure of financial assets [line items]
Current	52,476	48,007
Gross book value | Up to one year
Disclosure of financial assets [line items]
Current	98,260	87,378
Gross book value | From one to five years
Disclosure of financial assets [line items]
Non-current	356,739	337,439
Gross book value | From five to ten years
Disclosure of financial assets [line items]
Non-current	94,449	64,604
Gross book value | After ten years
Disclosure of financial assets [line items]
Non-current	29,106	34,725
Fair value
Disclosure of financial assets [line items]
Current	150,847	133,168
Non-current	477,927	426,975
Total	628,774	560,143
Fair value | Non-stated maturity
Disclosure of financial assets [line items]
Current	52,718	45,488
Fair value | Up to one year
Disclosure of financial assets [line items]
Current	98,129	87,680
Fair value | From one to five years
Disclosure of financial assets [line items]
Non-current	356,539	332,313
Fair value | From five to ten years
Disclosure of financial assets [line items]
Non-current	93,757	62,659
Fair value | After ten years
Disclosure of financial assets [line items]
Non-current	R$ 27,631	R$ 32,003